Significant Production And Growth Asset Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 22, 2020
FAR Senegal RSSD SA [member]
Disclosure of detailed information about assets acquisition assets acquired and liabilities assumed [line items]
Oil and gas properties	$ 205
Exploration and evaluation	7
Cash acquired	3
Payables	(13)
Net other assets and liabilities assumed	10
Total identifiable net assets at acquisition	212
Capricorn Senegal Limited [member]
Disclosure of detailed information about assets acquisition assets acquired and liabilities assumed [line items]
Oil and gas properties	540
Exploration and evaluation	26
Cash acquired	5
Payables	(51)
Net other assets and liabilities assumed	7
Total identifiable net assets at acquisition	$ 527	$ 527